PREFERRED SHARES - Summary of the Company's preferred shares activities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥) shares
Increase (Decrease) in Preferred Shares
Beginning balance	¥ 40,372,895
Beginning balance (in shares) | shares	1,510,766,620
Accretion on convertible redeemable preferred shares to redemption value	¥ 1,755,228
Automatic conversion of preferred shares into ordinary shares upon IPO	¥ (42,128,123)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares	(1,510,766,620)
Ending balance	¥ 0
Ending balance (in shares) | shares	0
Series B convertible redeemable preferred shares
Increase (Decrease) in Preferred Shares
Beginning balance	¥ 6,406,056
Beginning balance (in shares) | shares	298,483,760
Accretion on convertible redeemable preferred shares to redemption value	¥ 242,270
Automatic conversion of preferred shares into ordinary shares upon IPO	¥ (6,648,326)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares	(298,483,760)
Ending balance	¥ 0
Ending balance (in shares) | shares	0
Series C convertible redeemable preferred shares
Increase (Decrease) in Preferred Shares
Beginning balance	¥ 12,118,251
Beginning balance (in shares) | shares	470,568,175
Accretion on convertible redeemable preferred shares to redemption value	¥ 554,415
Automatic conversion of preferred shares into ordinary shares upon IPO	¥ (12,672,666)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares	(470,568,175)
Ending balance	¥ 0
Ending balance (in shares) | shares	0
Series D convertible redeemable preferred shares
Increase (Decrease) in Preferred Shares
Beginning balance	¥ 11,831,223
Beginning balance (in shares) | shares	430,835,530
Accretion on convertible redeemable preferred shares to redemption value	¥ 519,201
Automatic conversion of preferred shares into ordinary shares upon IPO	¥ (12,350,424)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares	(430,835,530)
Ending balance	¥ 0
Ending balance (in shares) | shares	0
Series D+ convertible redeemable preferred shares
Increase (Decrease) in Preferred Shares
Beginning balance	¥ 10,017,365
Beginning balance (in shares) | shares	310,879,155
Accretion on convertible redeemable preferred shares to redemption value	¥ 439,342
Automatic conversion of preferred shares into ordinary shares upon IPO	¥ (10,456,707)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares	(310,879,155)
Ending balance	¥ 0
Ending balance (in shares) | shares	0